UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: April 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value
Emerging Markets Debt—0.7%
iShares JPMorgan USD Emerging Markets Bond	1,500	$156,450

Emerging Markets Growth—0.7%
iShares MSCI Emerging Markets Eastern Europe Index*	5,500	155,650

Emerging Markets Value—0.7%
WisdomTree Emerging Markets Small Cap Dividend	3,500	158,480

Europe Large Cap Stocks—3.0%
ABB Ltd.*	8,700	166,692
Siemens AG ADR	3,000	292,920
Veolia Environnement SA	5,500	171,545

		631,157

Global Large Cap Stocks—7.8%
Canadian National Railway Company	2,900	173,391
Cenovus Energy, Inc.	6,800	199,240
Diageo Plc ADR	3,000	204,420
EnCana Corp.	6,500	214,955
Manulife Financial Corporation	8,000	143,920
Royal Bank of Canada	3,500	211,820
Sanofi-Aventis ADR	5,000	170,550
Toronto-Dominion Bank	2,000	148,920
TransCanada Corp.	6,000	211,200

		1,678,416

Global Small Cap Stocks—1.9%
Herbalife Ltd.	4,200	202,650
Methanex Corp.	9,000	208,620

		411,270

International Large Cap Stocks—2.8%
Bank of Montreal	3,000	185,970
Potash Corp. of Saskatchewan, Inc.	2,000	221,000
P T Telekomunikasi Indonesia ADR	5,500	190,960

		597,930

International Market Indexes—0.7%
iShares MSCI Singapore Index	13,000	156,520

International Mid Cap Stocks—1.0%
Canadian Imperial Bank of Commerce	3,000	220,110

International Small Cap Stocks—1.5%
Argo Group International Holdings Ltd.	4,500	148,455
Fibria Celulose SA ADR	8,500	168,725

		317,180

Japan Small Cap Stocks—1.1%
WisdomTree Japan SmallCap Dividend	5,500	232,705

Latin America Large Cap Stocks—6.7%
Banco Bradesco SA ADR	11,500	214,130
Companhia de Bebidas Das Americas ADR	2,000	195,600
Companhia Siderurgica Nacional ADR	8,800	164,120
Empresa Nacional de Electricidad SA ADR	4,300	199,735
Gerdau SA ADR	10,900	178,760
Itau Unibanco Banco Multiplo SA ADR	6,930	150,242
Sociedad Quimica Minera de Chile ADR	5,500	198,000
Vale SA ADR	4,600	140,898

		1,441,485

Latin America Mid Cap Stocks—0.8%
Tele Norte Leste Participacoes SA ADR	10,800	160,488

Latin America Small Cap Stocks—1.0%
Cresud, Inc. ADR	14,500	203,435

Pacific/Asia Large Cap Stocks—1.6%
iShares MSCI Taiwan	14,000	177,800
Philippine Long Distance Telephone	3,000	168,720

		346,520

Pacific/Asia Market Indexes—0.9%
iShares MSCI Pacific Ex-Japan	4,500	190,125

Scandinavia Large Cap Stocks—1.0%
Statoil ASA ADR	9,000	217,530

U.S. Corporate Bonds—2.9%
Delaware Enhanced Global Dividend & Income Fund	16,000	202,400
First Trust/Aberdeen Emerging Opportunity Fund	7,200	140,760
Lazard World Dividend & Income Fund, Inc.	11,800	139,004
Nuveen Diversified Dividend & Income Fund	13,500	148,500

		630,664

U.S. Government Bonds & Notes—1.0%
America First Tax Exempt Investors LP	38,000	206,340

U.S. Large Cap Stocks—21.2%
Bank of New York Mellon Corp.	8,600	267,718
Blackrock, Inc.	1,000	184,000
Bristol-Myers Squibb Company	8,500	214,965
Capital One Financial Corp.	4,300	186,663
Caterpillar, Inc.	3,000	204,270
Charles Schwab Corp.	10,500	202,545
CME Group, Inc.	600	197,046
Coca Cola Co.	4,000	213,800
Colgate-Palmolive Co.	2,000	168,200
Deere & Co.	3,000	179,460
Freeport-McMoRan Copper & Gold, Inc.	2,300	173,719
Goldman Sachs Group, Inc.	1,300	188,760
Honeywell International, Inc.	3,500	166,145
Merck & Co., Inc.	7,000	245,280
McDonald’s Corp.	3,000	211,770
Morgan Stanley	6,700	202,474
Northern Trust Corp.	3,000	164,940
Pacaar, Inc.	4,000	186,080
PNC Financial Services Group, Inc.	4,500	302,445
State Street Corp.	5,500	239,250
U. S. Bancorp	9,500	254,315
Wells Fargo & Company	6,000	198,660

		4,552,505

U.S. Micro Cap Stocks—2.0%
Iowa Telecommunications Services, Inc.	13,000	218,920
TrustCo Bank Corp. NY	31,000	206,150

		425,070

U.S. Mid Cap Stocks—21.4%
AGL Resources, Inc.	5,500	217,305
Arthur J. Gallagher & Co.	5,800	152,366
Avery Dennison Corp.	4,100	160,023
Chevron Corp.	2,300	187,312
Cincinnati Financial Corp.	7,000	198,800
Comerica, Inc.	5,000	210,000
Discover Financial Services	14,000	216,440

DTE Energy Co.	5,000	240,850
Eastman Chemical Co.	4,000	267,680
Enbridge Energy Partners LP	3,500	179,445
Federated Investors, Inc.	10,000	241,200
Fortune Brands, Inc.	3,500	183,470
M & T Bank Corp.	3,500	305,725
Microchip Technology, Inc.	7,500	219,075
Molex, Inc.	10,000	224,100
NYSE Euronext, Inc.	6,000	195,780
Pinnacle West Capital Corp.	4,700	175,498
Pitney Bowes, Inc.	8,000	203,200
ProLogis	14,000	184,380
Reliance Steel & Aluminum Co.	4,700	229,407
SCANA Corp.	5,000	197,350
Windstream Corp.	18,500	204,425

		4,593,831

U.S. Small Cap Stocks—14.5%
ALLETE, Inc.	5,500	200,585
Alliance Bernstein Holding LP
Ares Capital Corp.	14,000	222,040
Extra Space Storage, Inc.	16,000	240,320
FirstMerit Corp.	8,500	199,750
First Niagara Financial Group, Inc.	19,400	269,660
Home Properties, Inc.	4,000	198,760
IdaCorp., Inc.	5,500	198,440
Janus Capital Group, Inc.	12,000	168,960
Laclede Group, Inc.	6,000	204,480
National Health Investors, Inc.	5,000	203,100
Omega Healthcare Investors, Inc.	10,000	200,200
Park National Corp.	3,000	205,500
Raymond James Financial, Inc.	5,000	153,200
TCF Financial Corp.	12,000	223,560
Umpqua Holdings Corp.	15,000	224,100

		3,112,655

TOTAL INVESTMENTS—96.9% (cost $16,387,805)		20,796,516

OTHER ASSETS IN EXCESS OF LIABILITIES—3.1%		658,032

Net Assets—100.0%		$21,454,548

Cost for federal income tax purposes $16,387,807. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	4,656,738

Excess of tax cost over value	248,027

*	Non-income producing security.

API GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value
Emerging Markets Growth—1.3%
iShares MSCI—South Africa	6,000	$358,500
Sasol Ltd. ADR	3,500	142,275

		500,775

Emerging Markets Value—1.9%
Claymore ETF BNY BRIC	9,000	381,060
Vanguard Emerging Markets ETF	9,000	378,540

		759,600

Europe Large Cap Stocks—2.1%
Nestle SA ADR	2,900	141,810
Roche Holding, Ltd. ADR	6,000	236,400
Siemens AG ADR	1,800	175,752
Telefonica SA ADR	2,000	135,560
Tenaris SA ADR	3,900	158,379

		847,901

Global Large Cap Stocks—2.2%
Accenture plc	3,600	157,104
Novo Nordisk A/S ADR	2,000	164,200
SAP AG ADS	4,000	189,800
Talisman Energy, Inc.	11,000	187,440
Unilever plc	6,000	180,600

		879,144

Global Mid Cap Stocks—0.8%
Delhaize Group ADR	2,000	165,540
Lululemon Athletica, Inc.*	4,000	150,480

		316,020

International Large Cap Stocks—4.3%
Agrium, Inc.	6,000	374,460
Brookfield Asset Management, Inc.	6,000	152,040
Infosys Technologies Ltd.	3,500	209,580
Manulife Financial Corp.	26,000	467,740
POSCO ADR	1,500	168,240
Syngenta AG ADS	3,000	151,530
Teva Pharmaceutical Industries, Ltd.	3,500	205,555

		1,729,145

International Mid Cap Stocks—1.2%
Millicom International Cellular SA	2,000	176,560
Petrobank Energy and Resources Ltd.*	5,500	281,765

		458,325

International Small Cap Stocks—1.3%
Aurizon Mines Ltd.*	32,000	182,720
iShares FTSE Developed Small Cap (ex North America) Index Fund	10,000	344,800

		527,520

Japan Small Cap Stocks—0.6%
WisdomTree Japan SmallCap Dividend Fund	6,000	253,860

Latin America Large Cap Stocks—3.9%
America Movil S.A.B. de C.V. ADR	5,500	283,140

BanColombia SA ADR	6,000	280,440
Ecopetrol SA ADR	10,000	284,800
Enersis SA ADR	12,000	238,680
Fomento Economico Mexicano S.A.B. de C.V. ADR	3,200	151,456
Grupo Televisa SA ADR	9,500	197,410
Telefonos de Mexico S.A.B. de C.V. ADR	8,000	122,800

		1,558,726

Latin America Mid Cap Stocks—1.9%
Banco Santander—Chile ADR	2,500	164,725
Embraer-Empresa Brasileira de Aeronautica SA ADR	9,500	228,760
Gafisa SA ADR	16,000	221,120
Sociedad Quimica Minera de Chile ADR	4,000	144,000

		758,605

Pacific/Asia Large Cap Stocks—3.7%
BHP Billiton Ltd. ADR	2,800	203,812
China Life Insurance Co. Ltd. ADR	6,800	459,612
China Unicom Hong Kong Ltd. ADR	20,000	248,600
CNOOC, Ltd. ADR	1,200	211,104
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,672	367,176

		1,490,304

Pacific/Asia Market Indexes—2.8%
Claymore/AlphaShares China Small Cap	16,000	427,680
iShares FTSE/Xinhua China 25 Index Fund	8,800	359,216
iShares MSCI—Taiwan	27,000	342,900

		1,129,796

Pacific/Asia Mid Cap Stocks—3.2%
Mindray Medical International Ltd.	7,000	267,400
New Oriental Education & Technology Group, Inc.*	4,500	421,065
Sims Metal Management Limited ADR	13,000	244,660
Sinopec Shanghai Petrochemical Co., Ltd.*	9,000	343,350

		1,276,475

Scandinavia Mid Cap Stocks—0.5%
Autoliv, Inc.	3,500	191,625

United Kingdom Large Cap Stocks—0.6%
GlaxoSmithKline PLC ADR	6,000	223,740

United Kingdom Mid Cap Stocks—0.6%
Icon Plc ADR*	6,000	233,360

U.S. Large Cap Stocks—10.9%
Amazon.com, Inc.	1,400	191,884
Amdocs Ltd.*	7,000	223,580
Apple, Inc.*	1,200	313,344
CA Inc.	13,800	314,778
Cisco Systems, Inc.*	7,200	193,824
Dell, Inc.*	10,300	166,654
Diamond Offshore Drilling, Inc.	2,000	158,200
eBay, Inc.*	7,000	166,670
Franklin Resources, Inc.	3,000	346,920
Hewlett-Packard Company	3,700	192,289
Intel Corporation	8,400	191,772
L-3 Communications Holdings, Inc.	2,000	187,140
Medco Health Solutions, Inc.*	5,000	294,600
Microsoft Corporation	5,600	171,024
Oracle Corp.	7,700	198,968
Precision Castparts Corp.	1,500	192,510
Praxair, Inc.	2,500	209,425

QUALCOMM, Inc.	3,500	135,590
Southern Copper Corp.	10,000	305,800
Thomson Reuters Corp.	5,500	197,340

		4,352,312

U.S. Market Indexes—0.5%
iShares S&P India Nifty 50 Index Fund*	7,500	201,450

U.S. Micro Cap Stocks—11.0%
ACCO Brands Corp.*	20,500	187,165
Actuate Corp.*	30,000	169,800
Almost Family, Inc.*	6,000	254,160
Amerigon, Inc.*	16,000	156,960
Atrion Corp.	1,000	141,780
Aviat Networks, Inc.*	17,000	110,500
AZZ, inc.	12,200	495,564
DXP Enterprises, Inc.*	19,000	315,210
IMAX Corp.*	14,000	264,600
Interline Brands, Inc.*	14,500	301,745
Nobel Learning Communities, Inc.*	11,494	79,883
North American Galvanizing & Coatings, Inc.*	30,000	225,000
OYO Geospace Corp.*	4,000	198,800
Palomar Medical Technologies, Inc.*	17,500	219,800
Rochester Medical Corp.*	15,000	179,850
Smith Micro Software, Inc.*	27,000	256,230
Supertex, Inc.*	7,700	207,977
UFP Technologies, Inc.*	22,000	231,000
U.S. Ecology, Inc.	13,000	202,800
Walter Investment Management Corp.	10,999	199,412

		4,398,236

U.S. Mid Cap Stocks—17.3%
Alliant Techsystems, Inc.*	3,500	283,185
Ansys, Inc.*	4,500	202,500
CF Industries Holdings, Inc.	714	59,740
Cliffs Natural Resources, Inc.	8,000	500,240
CONSOL Energy, Inc.	4,000	178,720
Factset Research Systems, Inc.	2,000	150,440
Flowserve Corp.	2,400	274,992
FMC Corp.	5,800	369,112
FMC Technologies, Inc.*	3,000	203,070
FTI Consulting, Inc.*	3,500	143,955
Greenhill & Co., Inc.	2,300	202,147
Harris Corp.	6,600	339,768
Intrepid Potash, Inc.*	5,200	136,552
Laboratory Corporation of America Holdings, Inc.*	2,500	196,425
LKQ Corp.	14,500	305,370
Macy’s, Inc.	14,000	324,800
Micros Systems, Inc.*	9,000	334,440
Nalco Holding Co.	7,500	185,475
Netflix, Inc.*	5,000	493,850
Nuance Communications, Inc.*	11,000	200,970
Pride International, Inc.*	6,000	181,980
SEI Investments Co.	15,900	357,114
Spirit AeroSystems Holdings, Inc.*	20,000	443,600
SPX Corp.	5,000	349,400
Tellabs, Inc.	24,000	217,920
Waste Connnections, Inc.*	7,700	275,583

		6,911,348

U.S. Small Cap Stocks—25.3%
Amedisys, Inc.*	4,500	259,110
Bio-Rad Laboratories, Inc.*	1,400	156,366
Cabela’s, Inc.*	16,000	290,560
Cal Dive International, Inc.*	24,000	157,440
Complete Production Services, Inc.*	12,000	181,080
Curtiss-Wright Corp.	4,600	164,082
Fortinet, Inc.*	9,000	160,020
Gymboree Corp.*	4,800	235,824
Hexcel Corp.*	32,000	518,400
Hubbell, Inc. Class B	2,800	130,116
ICU Medical, Inc.*	6,000	213,660
Jones Lang LaSalle, Inc.	3,700	291,856
Landstar Systems, Inc.	4,300	190,146
Littlefuse, Inc.*	5,000	211,150
Lubrizol Corp.	2,900	261,986
Mednax Services, Inc.*	4,800	263,712
National Presto Industries, Inc.	1,400	156,758
NCR Corp.*	18,000	236,880
NewMarket Corp.	1,500	165,000
Orbital Sciences Corp.*	16,100	295,918
Pegasystems, Inc.	4,000	126,680
Panera Bread Co.*	3,500	272,790
Parametric Technology Group	16,000	297,440
Parexel International Corp.*	16,000	377,280
Park Electrochemical Corp.	5,200	157,092
ProAssurance Corporation*	2,900	176,755
Quality Systems, Inc.	3,000	192,030
SonicWALL, Inc.*	20,000	202,600
St. Mary Land & Exploration Co.	6,600	265,584
Teledyne Technologies, Inc.*	6,300	274,680
Thomas & Betts Corp.*	3,700	155,178
Toro Co.	4,900	279,006
Towers Watson & Co.	3,700	177,600
Tractor Supply Company*	4,100	275,397
Triumph Group, Inc.	6,700	519,652
WABCO Holdings, Inc.*	7,000	232,330
Wabtec Corp.	5,000	237,900
Walter Energy, Inc.	4,000	323,240
WMS Industries, Inc.*	6,600	330,133
Woodward Governor, Inc.	11,000	352,550
Zenith National Insurance Corp.	8,500	321,470

		10,087,451

TOTAL INVESTMENTS—97.9% (cost $27,340,775)		39,085,718

OTHER ASSETS IN EXCESS OF LIABILITIES—2.1%		841,840

Net Assets—100.0%		$39,927,558

Cost for federal income tax purposes $27,340,777. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	12,019,180

Excess of tax cost over value	274,237

*	Non-income producing security.

API INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Principal/Shares	Value
Emerging Markets Debt—3.6%
AllianceBernstein Global High Income Fund, Inc.	16,000	$229,600
DWS Global High Income Fund, Inc.	33,000	248,820
Templeton Emerging Markets Income Fund	15,000	226,950
Western Asset Emerging Markets Debt Fund, Inc.	23,949	431,561
Western Asset Emerging Markets Income Fund, Inc.	41,000	522,750
Western Asset Worldwide Income Fund, Inc.	20,000	263,600

		1,923,281

Global Corporate Bonds—11.8%
Advent/Claymore Enhanced Growth & Income Fund	35,000	420,350
BlackRock Credit Allocation Income Trust I, Inc.	20,500	191,060
BlackRock Credit Allocation Income Trust II, Inc.	29,000	300,150
Evergreen Multi-Sector Income Fund	28,500	443,175
First Trust/Aberdeen Global Opportunity Income Fund	38,500	650,265
First Trust Strategic High Income Fund III	164,000
Helios Multi-Sector High Income Fund	54,000	264,600
Helios Strategic Income Fund, Inc.	40,000	217,600
Highland Credit Strategies Fund	56,000	441,280
ING Clarion Global Real Estate Income Fund	62,000	491,040
Managed High Yield Plus Fund, Inc.	259,000	585,340
Nuveen Multi-Strategy Income and Growth Fund 2	30,000	253,500
Putnam High Income Securities Fund	44,500	370,685
Van Kampen Dynamic Credit Opportunities Fund	33,500	435,500
Western Asset Global High Income Fund, Inc.	58,000	688,460
Western Asset High Income Fund II, Inc.	28,500	279,870
Western Asset Managed High Income Fund, Inc.	45,200	276,172

		6,309,047

Global Government Bonds—1.9%
Nuveen Multi-Currency Short Term Government Income	18,000	277,740
Western Asset Global Partners Income Fund, Inc.	56,500	727,155

		1,004,895

Global Large Cap Stocks—2.5%
Alpine Total Dynamic Dividend Fund	28,000	249,480
Cohen & Steers Global Income Builder, Inc.	19,000	210,900
Eaton Vance Tax-Advantaged Global Dividend Income Fund	20,000	284,400
First Trust Active Dividend Income Fund	29,000	347,420
ING Global Equity Dividend & Premium Opportunity Fund	17,000	215,900

		1,308,100

Global Market Indexes—0.5%
Old Mutual/Claymore Long-Short Fund	28,000	251,720

International Corporate Bonds—0.5%
DWS Multi-Market Income Trust	28,200	261,978

International Large Cap Stocks—1.2%
BlackRock International Growth and Income Trust	27,000	297,810
Nicholas-Applegate International & Premium Strategy Fund	24,000	360,000

		657,810

U.S. Corporate Bonds—64.7%
Advent/Claymore Global Convertible Securities & Income Fund	72,000	671,760

American Income Fund, Inc.	64,500	536,640
American Select Portfolio, Inc.	34,000	428,400
American Strategic Income Portfolio, Inc.	16,000	200,160
American Strategic Income Portfolio, Inc. II	65,000	683,150
American Strategic Income Portfolio, Inc. III	38,000	349,600
Bank of America Corp., 0.0%, due 4/8/2030	$600,000	570,000
Barclays Bank Plc, 0.0%, due 2/26/2030	$50,000	475,000
BlackRock Corporate High Yield Fund, Inc.	36,500	251,120
BlackRock Corporate High Yield Fund III, Inc.	92,000	641,240
BlackRock Corporate High Yield Fund VI, Inc.	72,500	828,675
BlackRock Credit Allocation Income Trust IV	27,500	346,225
BlackRock Debt Strategies Fund, Inc.	146,000	601,520
BlackRock Diversified Income Strategies Fund, Inc.	42,000	493,500
BlackRock Global Opportunities Equity Trust	31,392	627,840
BlackRock High Income Shares	110,000	232,100
BlackRock Preferred Opportunity Trust	21,000	226,380
BlackRock Senior High Income Fund, Inc.	55,000	223,850
Calamos Convertible & High Income Fund	55,000	720,390
Calamos Convertible Opportunities & Income Fund	38,000	492,100
Calamos Strategic Total Return Fund	37,000	341,880
Chartwell Dividend & Income Fund, Inc.	173,000	731,790
Claymore/Guggenheim Strategic Opportunities Fund	12,000	223,560
Credit Suisse Asset Management Income Fund, Inc.	135,000	496,800
Credit Suisse High Yield Bond Fund, Inc.	166,000	501,320
Dreyfus High Yield Strategies Fund	230,000	995,900
Eaton Vance Limited Duration Income Fund	28,982	480,811
Evergreen Income Advantage Fund	38,000	365,560
Evergreen Global Dividend Opportunity Fund	30,000	319,500
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	57,000	896,040
Flaherty & Crumrine/Claymore Total Return Fund, Inc.	20,000	338,400
First Trust Strategic High Income Fund II	122,000	562,420
Helios Advantage Income Fund, Inc.	30,000	208,800
Helios High Income Fund, Inc.	30,000	214,200
iShares iBoxx $ High Yield Corporate Bond	29,500	2,637,300
John Hancock Patriot Premium Dividend Fund II	21,000	227,010
John Hancock Preferred Income Fund	12,000	216,120
John Hancock Preferred Income Fund III	14,000	222,740
Lehman Brothers Holdings, 0.0%, due 4/21/2023*	$1,000,000	202,500
MassMutual Corporate Investors	7,000	185,150
MFS Intermediate High Income Fund	80,000	230,400
Morgan Stanley, 8.375%, due 4/25/2023	$1,000,000	1,000,000
Morgan Stanley, 0.0%, due 2/26/2025	$500,000	490,000
Morgan Stanley High Yield Fund, Inc.	32,000	191,360
Neuberger Berman High Yield Strategies Fund	14,200	191,558
Neuberger Berman Income Opportunity Fund, Inc.	77,000	581,350
Nicholas-Applegate Convertible & Income Fund	18,500	199,060
Nicholas-Applegate Convertible & Income Fund II	65,000	637,000
Nuveen Diversified Dividend & Income Fund	21,000	231,000
Nuveen Multi-Strategy Income & Growth Fund	47,000	379,760
Nuveen Quality Preferred Income Fund	31,000	223,510
Nuveen Quality Preferred Income Fund 2	29,000	227,360
Pacholder High Yield Fund, Inc.	60,000	493,800
PIMCO Corporate Income Fund	26,000	389,740
PIMCO Corporate Opportunity Fund	16,500	269,940
PIMCO Income Opportunity Fund	11,000	274,560
Pioneer Diversified High Income Trust	15,200	310,992
Pioneer High Income Trust	23,000	355,120

PowerShares Financial Preferred	102,000	1,725,840
PowerShares High Yield Corporate Bond	92,000	1,667,040
Putnam Master Intermediate Income Trust	69,000	414,000
Putnam Premier Income Trust	114,000	742,140
SPDR Barclays Capital High Yield Bond	66,500	2,672,635
Van Kampen High Income Trust II	18,000	311,040
Van Kampen Senior Income Trust	75,000	364,500

		34,541,156

U.S. Government Bonds & Notes—0.4%
Helios Strategic Mortgage Income Fund, Inc.	33,000	205,590

U.S. Large Cap Stocks—4.6%
BlackRock Enhanced Capital and Income Fund	28,000	441,560
BlackRock Enhanced Dividend Achievers Trust	38,000	334,400
BlackRock Kelso Capital Corp.	43,500	461,535
Eaton Vance Tax-Advantaged Dividend Income Fund	13,500	218,430
Gabelli Equity Trust, Inc.	39,000	206,700
Nuveen Tax-Advantaged Dividend Growth Fund	16,000	198,720
Nuveen Tax-Advantaged Total Return Strategy Fund	29,000	334,080
Small Cap Premium Dividend Income Fund, Inc.	25,000	262,250

		2,457,675

U.S. Market Indexes—0.5%
NASDAQ Premium Income & Growth Fund	19,000	264,480

U.S. REIT’s—4.7%
Annaly Capital Management, Inc.	87,500	1,483,125
Capstead Mortgage Corp.	23,000	260,360
Chimera Investment Corp.	120,000	488,400
MFA Financial, Inc.	38,000	270,180

		2,502,065

TOTAL INVESTMENTS—96.9% (cost $43,030,026)		51,687,797

OTHER ASSETS IN EXCESS OF LIABILITIES—3.1%		1,669,989

Net Assets—100.0%		$53,357,786

Cost for federal income tax purposes $43,030,026. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	9,572,474

Excess of tax cost over value	914,703

*	Bond is in default at April 30, 2010.

API MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value
Emerging Markets Growth—10.5%
iShares MSCI—South Africa Index	6,000	$358,500
PowerShares DWA Emerging Markets Technical Leaders	20,000	310,000
SPDR S&P Emerging Asia Pacific ETF	14,000	1,060,360
SPDR S&P Emerging Europe ETF	8,000	363,200
SPDR S&P Emerging Markets Small Cap	4,000	198,760

		2,290,820

Emerging Markets Value—5.0%
Vanguard Emerging Markets	26,000	1,093,560

Europe Market Indexes—4.4%
iShares MSCI EAFE Growth Index	2,000	110,440
iShares S&P Europe 350	12,000	441,960
SPDR DJ EURO STOXX 50 ETF	11,000	403,260

		955,660

Global Market Indexes—7.3%
iShares S&P North American Technology-Multimedia Networking Index	41,500	1,244,170
PowerShares DB Base Metals Double Long ETN*	22,000	345,840

		1,590,010

Global Mid Cap Stocks—1.7%
PowerShares Global Coal	13,000	380,770

International Market Indexes—13.8%
iShares MSCI Turkey Investable Market Index	18,000	1,104,840
Revenue Shares ADR Fund	8,000	288,800
SPDR S&P BRIC 40 ETF	43,000	1,072,506
SPDR S&P International Dividend	6,500	345,345
WisdomTree India Earnings	9,000	209,340

		3,020,831

Japan Large Cap Stocks—1.0%
WisdomTree Japan Total Dividend	5,000	208,850

Japan Market Indexes—2.8%
SPDR Russell/Nomura Prime Japan	6,000	235,440
SPDR Russell/Nomura Small Cap Japan	9,000	370,937

		606,377

Japan Small Cap Stocks—1.0%
WisdomTree Japan SmallCap Dividend	5,000	211,550

Latin America Market Indexes—10.5%
iShares MSCI—Brazil Index	17,000	1,229,100
iShares MSCI—Mexico Investable Market Index	14,000	741,860
Market Vectors Brazil Small-Cap ETF	7,100	329,581

		2,300,541

Pacific/Asia Large Cap Stocks—0.6%
Westpac Banking Corporation ADR	1,100	136,554

Pacific/Asia Market Indexes—15.1%
iShares FTSE/Xinhua China 25 Index Fund	25,200	1,028,664
iShares MSCI—Singapore Index	98,000	1,179,920
iShares MSCI Thailand Investable Market Index	24,000	1,100,400

		3,308,984

Pacific/Asia Mid Cap Stocks—5.0%
iShares MSCI—Australia Index	47,000	1,103,090

United Kingdom Market Indexes—2.2%
iShares MSCI—United Kingdom Index	30,000	477,600

U.S. Large Cap Stocks—4.7%
Apple, Inc.*	1,200	313,344
Cisco Systems, Inc.*	6,900	185,748
Google, Inc.*	300	157,632
Hewlett-Packard Company	3,500	181,895
Intel Corporation	7,800	178,074

		1,016,693

U.S. Market Indexes—8.6%
iShares Dow Jones U. S. Index	18,000	1,070,599
iShares Nasdaq Biotechnology	1,400	127,722
ProShares Ultra Dow 30	14,000	686,700

		1,885,021

U.S. Micro Cap Stocks—1.9%
Houston American Energy Corp.	31,000	406,100

U.S. Mid Cap Stocks—0.5%
SPDR Technology Select Sector	5,000	117,200

U.S. Small Cap Stocks—2.2%
Apollo Investment Corp.	18,700	227,392
PICO Holdings, Inc.*	7,000	248,850

		476,242

TOTAL INVESTMENTS—98.8% (cost $17,797,304)		21,586,453

OTHER ASSETS IN EXCESS OF LIABILITIES—1.2%		260,638

Net Assets—100.0%		$21,847,091

Cost for federal income tax purposes $17,797,304. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	4,385,418

Excess of tax cost over value	596,269

*	Non-income producing security.

API VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value
Emerging Markets Growth—7.6%
SPDR S&P Emerging Asia Pacific ETF	12,400	$939,176
SPDR S&P Emerging Markets ETF	15,000	983,850

		1,923,026

Europe Large Cap Stocks—0.9%
Novartis AG ADR	4,500	228,825

Global Large Cap Stocks—0.4%
Total SA ADR	2,000	108,760

International Large Cap Stocks—1.3%
Rio Tinto PLC ADR	3,200	162,752
Syngenta AG ADS	3,500	176,785

		339,537

Latin America Large Cap Stocks—6.9%
Banco Bradesco SA ADR	9,680	180,242
Companhia de Bebidas Das Americas ADR	3,400	332,520
Companhia Sideurgica Nacional ADR	15,000	279,750
Gerdau SA ADR	14,700	241,080
Itau Unibanco Banco Multiplo SA ADR	15,000	325,200
Petroleo Brasileiro ADR	4,000	169,720
Vale SA ADR	7,800	238,914

		1,767,426

Latin America Mid Cap Stocks—1.1%
Companhia Energetica de Minas Gerais ADR	9,074	146,545
Companhia Paranaense de Energia ADR	7,000	144,760

		291,305

United Kingdom Large Cap Stocks—1.7%
BP PLC ADR	3,200	166,880
Willis Group Holdings PLC*	7,500	258,375

		425,255

U.S. Large Cap Stocks—26.5%
AGL Resources, Inc.	9,000	355,590
Amgen, Inc.*	7,000	401,520
Applied Materials, Inc.	23,500	323,830
Baker Hughes, Inc.	3,500	174,160
Boeing Company	4,500	325,935
Chevron Corp.	4,000	325,760
Chubb Corporation	6,500	343,655
eBay, Inc.*	8,000	190,480
Goldman Sachs Group, Inc.	2,000	290,400
Infosys Technologies Ltd.*	3,500	209,580
International Business Machines, Inc.	1,000	129,000
Intuit, Inc.*	6,500	235,040
Johnson & Johnson	4,000	257,200
JPMorgan Chase & Co.	5,500	234,190
Lowe’s Companies, Inc.	8,700	235,944
National Oilwell Varco, Inc.	4,000	176,120
Noble Energy, Inc.	1,800	137,520
Omnicom Group, Inc.	4,000	170,640

Precision Castparts Corp.	2,000	256,680
Schlumberger Ltd.	4,000	285,680
Spectra Energy Corp.	5,900	137,706
Sysco Corp.	9,400	296,476
Travelers Companies, Inc.	4,000	202,960
United Technologies Corp.	4,500	337,275
Valero Energy Corp.	10,000	207,900
Walgreen Co.	75,000	263,625
Wal-Mart Stores, Inc.	4,500	241,425

		6,746,291

U.S. Micro Cap Stocks—15.9%
Artic Cat, Inc.*	18,000	265,500
Apogee Enterprises, Inc.	19,000	261,060
Ciber, Inc.*	60,000	238,200
Cohu, Inc.	8,400	135,660
Colonial Properties Trust	20,000	315,400
Exar Corp.*	20,000	147,800
Federal Signal Corp.	25,000	201,500
Foot Locker, Inc.	12,500	191,875
Hallmark Financial Services, Inc.*	17,000	199,070
Houston American Energy Corp.	26,500	347,150
HQ Sustainable Maritime Industries, Inc.*	41,000	233,290
Imation Corp.	13,000	140,920
Measurement Specialties, Inc.*	15,000	247,050
Methode Electronics, Inc.	26,000	288,600
PolyOne Corp.*	30,000	339,300
Tuesday Morning Corp.*	29,000	163,850
VSE Corp.	3,500	140,665
Wintrust Financial Corporation	5,000	186,500

		4,043,390

U.S. Mid Cap Stocks—17.8%
Albemarle Corp.	5,000	228,300
Ball Corp.	5,300	282,013
Bunge Ltd.	2,300	121,785
Cabot Corp.	4,000	130,160
Covance, Inc.*	2,500	142,850
Dr. Pepper Snapple Group, Inc.	5,500	180,015
FMC Corp.	2,000	127,280
Goodrich Corp.	3,000	222,540
Greif, Inc.	3,000	177,540
Harsco Corp.	4,500	139,320
International Paper Co.	8,300	221,942
Kinetic Concepts, Inc.*	3,500	151,550
M & T Bank Corp.	2,059	179,854
Magellan Midstream Partners, L.P.	3,000	142,770
Packaging Corp. of America	6,500	160,745
Principal Financial Group, Inc.	6,000	175,320
Reinsurance Group of America, Inc.	4,500	232,335
Rockwell Collins, Inc.	4,000	260,000
Sigma-Aldrich Corp.	4,500	266,850
Silgan Holdings, Inc.	5,500	331,815
Teradata Corp.*	6,500	188,955
Vishay Intertechnology, Inc.*	13,000	135,330
Weyerhaeuser Co.	7,000	346,640

		4,545,909

U.S. Small Cap Stocks—18.1%
A. O. Smith Corp.	3,000	154,890
Arch Chemicals, Inc.	4,000	136,040
Astec Industries, Inc.*	4,000	132,480
Brown Shoe Company, Inc.	20,000	376,000
Central Garden & Pet Co.*	23,000	258,290
Cytec Industries, Inc.	7,000	336,420
EarthLink, Inc.	22,000	198,440
Fair Isacc Corp.	17,000	358,020
Gardner Denver, Inc.	4,000	201,160
Graco, Inc.	10,500	364,140
Investment Technology Group, Inc.*	5,900	102,483
Men’s Wearhouse, Inc.	8,900	210,307
National Financial Partners Corp.*	15,500	238,545
National Presto Industries, Inc.	1,400	156,758
99 Cents Only Stores*	11,500	178,480
Ntelos Holdings Corp.	12,500	245,375
OM Group, Inc.*	6,000	226,500
Par Pharmaceutical Companies, Inc.*	12,000	325,680
Quiksilver, Inc.*	48,000	255,840
Woodward Governor, Inc.	4,500	144,225

		4,600,073

TOTAL INVESTMENTS—98.2% (cost $19,010,886)		25,019,797

OTHER ASSETS IN EXCESS OF LIABILITIES—1.8%		456,659

Net Assets—100.0%		$25,476,456

Cost for federal income tax purposes $19,010,886. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	6,400,387

Excess of tax cost over value	391,476

*	Non-income producing security.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value
Growth Funds—33.3%
API Efficient Frontier Growth Fund*	811,684	$6,988,603

Income Funds—33.2%
API Efficient Frontier Capital Income Fund	202,962	6,955,514

Value Funds—32.9%
API Efficient Frontier Value Fund	578,947	6,912,621

TOTAL INVESTMENTS—99.4% (cost $15,842,840)		20,856,738

OTHER ASSETS IN EXCESS OF LIABILITIES—0.6%		127,561

Net Assets—100.0%		$20,984,299

Cost for federal income tax purposes $15,842,840. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	5,018,225

Excess of tax cost over value	4,327

*	Non-income producing security.

Investment Valuation

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2010, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$17,723,587	$—	$—	$17,723,587
Exchange Traded Funds	1,900,704	—	—	1,900,704
Limited Partnerships	385,785	—	—	385,785
Real Estate Investment Trusts	786,440	—	—	786,440

Total	$20,796,516	$—	$—	$20,796,516

Growth Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$35,838,300	$—	$—	$35,838,300
Exchange Traded Funds	3,048,006	—	—	3,048,006
Real Estate Investment Trusts	199,412	—	—	199,412

Total	$39,085,718	$—	$—	$39,085,718

Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$37,283,882	$—	$—	$37,283,882
CommonStocks	461,535	—	—	461,535
Corporate Bonds	—	2,737,500	—	2,737,500
Exchange Traded Funds	8,702,815	—	—	8,702,815
Real Estate Investment Trusts	2,502,065	—	—	2,502,065

Total	$48,950,297	$2,737,500	$—	$51,687,797

Multiple Index Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,035,589	$—	$—	$2,035,589
Exchange Traded Funds	19,550,864	—	—	19,550,864

Total	$21,586,453	$—	$—	$21,586,453

Value Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$22,493,841	$—	$—	$22,493,841
Exchange Traded Funds	1,923,026	—	—	1,923,026
Limited Partnerships	142,770	—	—	142,770
Preferred Stocks	144,760	—	—	144,760
Real Estate Investment Trusts	315,400	—	—	315,400

Total	$25,019,797	$—	$—	$25,019,797

Master Allocation Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Funds	$20,856,738	$—	$—	$20,856,738

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: June 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: June 25, 2010

By:	/S/ CHARLES D. FOSTER
Charles D. Foster
Chief Financial Officer

Date: June 25, 2010